Segment Reporting (Details) - Schedule of Information about Geographical Areas - ZAR (R) R in Thousands		12 Months Ended
		Feb. 29, 2024	Feb. 28, 2023
Schedule of Information about Geographical Areas [Line Items]
Total	[1]	R 2,723,761	R 2,184,381
South Africa [Member]
Schedule of Information about Geographical Areas [Line Items]
Total	[1]	1,714,719	1,417,103
Africa-Other [Member]
Schedule of Information about Geographical Areas [Line Items]
Total	[1]	154,777	116,463
Europe [Member]
Schedule of Information about Geographical Areas [Line Items]
Total	[1]	355,904	270,379
Asia-Pacific, Middle East & USA [Member]
Schedule of Information about Geographical Areas [Line Items]
Total	[1],[2]	R 498,361	R 380,436

[1]	Non-current operating assets consist of property, plant and equipment, capitalized commission assets, intangible assets, goodwill and prepayments.
[2]	Included in Asia-Pacific is non-current assets from Singapore amount to ZAR 226.2 million (2023: ZAR 140.0 million).